Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, Sept 30, 2011	$2,368	1,393	3,990	483	537	8,771
Acquisitions	5		62	27		94
Divestitures					(102)	(102)
Impairment			(592)			(592)
Foreign currency translation and other	6	(55)	(93)	(9)	6	(145)
Balance, Sept 30, 2012	$2,379	1,338	3,367	501	441	8,026
Acquisitions	11					11
Divestitures			(40)		(2)	(42)
Impairment			(528)			(528)
Foreign currency translation and other	(7)	14	33	2		42
Balance, Sept 30, 2013	$2,383	1,352	2,832	503	439	7,509

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2012	2013	2012	2013	2012	2013	2012	2013
Gross carrying amount	$1,537	1,482	1,125	1,023	1,046	1,110	3,708	3,615
Less: accumulated amortization	459	533	606	565	805	845	1,870	1,943
Net carrying amount	$1,078	949	519	458	241	265	1,838	1,672